STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipals, Inc.

June 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3%
Alabama - 3.5%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	5,970,000		5,619,193
Black Belt Energy Gas District, Revenue Bonds, Refunding (Gas Project) Ser. D1	5.50	2/1/2029	5,555,000	[a]	5,897,599
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	2,500,000		2,679,864
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,250,000		1,355,728
				15,552,384
Alaska - .6%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	3,000,000		2,707,957
Arizona - 5.5%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)	5.00	7/1/2054	1,275,000	[b]	1,247,849
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	6.00	7/1/2051	1,000,000	[b,c]	60,000
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	5,770,000	[b,c]	346,200
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.25	11/1/2053	2,000,000		2,120,670
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.25	7/1/2047	1,600,000	[b]	1,606,016
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. D	5.00	7/1/2047	1,035,000	[b]	1,027,998
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. D	5.00	7/1/2051	380,000	[b]	373,363
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,170,000		1,128,130
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	2,480,000	[b]	2,502,844
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2052	3,000,000	[b]	3,090,036
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Paradise Schools Projects Paragon Management)	5.00	7/1/2047	2,000,000	[b]	2,000,376

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
Arizona - 5.5% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate 5.00%	6.38	12/1/2037	4,030,000	[b,d,e]	4,393,573
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2035	2,360,000	[b]	2,375,543
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,000,000	[b]	1,999,759
				24,272,357
Arkansas - .6%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,600,000		2,722,431
California - 4.6%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2049	1,400,000		1,297,707
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	1,000,000		1,017,587
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000	[b]	914,604
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.25	12/1/2056	1,000,000	[b]	1,007,991
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	1,500,000		1,555,028
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,500,000		1,532,016
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2051	4,750,000		4,933,659
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%	7.02	5/1/2044	7,860,000	[b,d,e]	8,087,249
				20,345,841
Colorado - 6.7%
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000		1,598,542
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,250,000		1,267,802

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
Colorado - 6.7% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	4,500,000		3,972,560
Colorado High Performance Transportation Enterprise, Revenue Bonds (C-470 Express Lanes System)	5.00	12/31/2056	1,245,000		1,245,440
Denver City & County, Revenue Bonds, Refunding (United Airlines Project)	5.00	10/1/2032	1,000,000		1,000,108
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	4,500,000		4,542,107
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	2,000,000		1,829,200
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000		1,537,927
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	1,500,000		1,522,024
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%	5.95	8/1/2044	4,440,000	[b,d,e]	5,191,123
Tender Option Bond Trust Receipts (Series 2023-XM1124), (Colorado Health Facilities Authority, Revenue Bonds (Adventist Health System/Sunbelt Obligated Group) Ser. A) Recourse, Underlying Coupon Rate 4.00%	3.04	11/15/2048	5,535,000	[b,d,e]	5,296,474
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	650,000		542,483
				29,545,790
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Hartford University) Ser. P	5.38	7/1/2052	1,500,000		1,434,219
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,000,000		938,111
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	410,000		404,600
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	3,500,000	[b]	3,513,846
				6,290,776
Delaware - .2%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000		1,036,612

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
District of Columbia - .5%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	2,500,000		2,356,247
Florida - 9.5%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	3,000,000		3,013,850
Capital Trust Agency, Revenue Bonds (WFCS Portfolio Projects) Ser. A	5.00	1/1/2056	750,000	[b]	696,272
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2049	1,700,000		1,811,946
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	2,500,000		2,512,344
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	4,685,000		4,401,962
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	3,500,000		3,566,569
Lee Memorial Health System, Revenue Bonds, Refunding, Ser. A1	4.00	4/1/2049	1,650,000		1,559,683
Miami-Dade County, Revenue Bonds	0.00	10/1/2045	3,000,000	[f]	1,116,551
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,550,000		1,501,093
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	2,850,000		2,908,107
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2042	735,000		764,206
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	2,600,000		1,992,546
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000		1,115,865
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,500,000		2,396,112
Tender Option Bond Trust Receipts (Series 2023-XM1122), (Miami-Dade FL County Water & Sewer System, Revenue Bonds, Refunding, Ser. B) Recourse, Underlying Coupon Rate 4.00%	3.37	10/1/2049	12,750,000	[b,d,e]	12,282,214
				41,639,320
Georgia - 7.3%
Atlanta Water & Wastewater, Revenue Bonds (Proctor Creek Watershed) Ser. D	3.50	11/1/2028	880,000	[b]	863,998

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
Georgia - 7.3% (continued)
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,250,000		3,395,849
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	6/1/2030	1,500,000	[a]	1,586,462
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	9/1/2031	3,500,000	[a]	3,718,534
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate 5.00%	6.88	10/1/2043	10,000,000	[b,d,e]	10,016,218
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%	4.33	7/1/2044	6,340,000	[b,d,e]	6,705,310
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3 & 4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%	6.68	1/1/2059	3,600,000	[b,d,e]	3,644,859
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power Corp.) Ser. D	4.13	11/1/2045	2,400,000		2,192,358
				32,123,588
Hawaii - .5%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2047	1,000,000		1,042,045
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	1,500,000		999,422
				2,041,467
Idaho - 1.6%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	5,000,000		5,015,771
Spring Valley Community Infrastructure District No. 1, Special Assessment Bonds	3.75	9/1/2051	2,000,000	[b]	1,837,793
				6,853,564
Illinois - 9.2%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2034	1,400,000		1,445,868
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	2,000,000		2,006,986
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000		2,041,487
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,121,859
Chicago II, GO, Ser. A	5.00	1/1/2044	4,000,000		4,085,557
Chicago II, GO, Ser. A	5.50	1/1/2049	1,000,000		1,034,141
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2041	1,550,000		1,643,883
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	1,100,000		1,161,531
Illinois, GO, Ser. A	5.00	5/1/2038	3,400,000		3,534,709
Illinois, GO, Ser. C	5.00	11/1/2029	1,120,000		1,167,387

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
Illinois - 9.2% (continued)
Illinois, GO, Ser. D	5.00	11/1/2028	2,825,000		2,946,831
Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2044	1,000,000		1,000,960
Illinois Finance Authority, Revenue Bonds (Plymouth Place Obligated Group) Ser. A	6.63	5/15/2052	1,000,000		1,047,942
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2049	1,750,000		1,320,613
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project)	5.00	6/15/2057	2,000,000		2,033,792
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,495,384
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	0.00	12/15/2054	21,800,000	[f]	4,543,268
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	2,000,000		2,007,382
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%	3.37	6/1/2048	3,000,000	[b,d,e]	2,838,602
				40,478,182
Indiana - 1.5%
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Project) Ser. B	3.00	11/1/2030	1,000,000		938,158
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)	7.00	3/1/2039	5,525,000	[b]	3,613,485
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,750,000		1,865,700
				6,417,343
Iowa - 1.4%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.00	12/1/2050	2,515,000		2,667,308
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2053	1,000,000		766,364
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	500,000		406,880
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2031	2,000,000		2,103,241
				5,943,793
Kentucky - 1.2%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A	4.70	1/1/2052	1,000,000	[b]	983,320

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
Kentucky - 1.2% (continued)
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	7/1/2030	1,750,000	[a]	1,835,345
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	8/1/2030	2,270,000	[a]	2,263,836
				5,082,501
Louisiana - 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	3,100,000		2,997,362
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A	4.00	4/1/2030	115,000	[g]	120,109
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	1,000,000		1,017,643
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate 5.00%	6.59	7/1/2047	10,755,000	[b,d,e]	10,846,781
				14,981,895
Maryland - 2.1%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	3,120,000		3,234,090
Maryland Economic Development Corp., Tax Allocation Bonds (Port Covington Project)	4.00	9/1/2050	1,000,000		830,752
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,296,449
Maryland State Transportation Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2037	2,000,000		2,054,907
				9,416,198
Massachusetts - 4.6%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	1,620,000		1,607,520
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center Corp. Obligated Group)	5.25	7/1/2052	1,500,000		1,603,080
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	1,000,000	[b]	1,001,408
Massachusetts Development Finance Agency, Revenue Bonds, Ser. T	4.00	3/1/2054	1,000,000		972,285
Tender Option Bond Trust Receipts (Series 2023-XF1604), (Massachusetts State Transportation Fund, Revenue Bonds, Ser. B) Non-recourse, Underlying Coupon Rate 5.00%	6.92	6/1/2053	14,000,000	[b,d,e]	15,145,800
				20,330,093

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
Michigan - 7.6%
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	3,000,000		3,062,433
Michigan Finance Authority, Revenue Bonds (Beaumont Health Credit Group)	5.00	11/1/2044	5,065,000		5,120,706
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2057	2,700,000		2,954,564
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	4.00	4/15/2042	1,500,000		1,462,125
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2031	1,000,000		1,000,770
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	2,000,000		2,001,540
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2040	4,435,000		4,625,000
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D2	5.00	7/1/2034	2,000,000		2,019,905
Tender Option Bond Trust Receipts (Series 2024-XM1171), (Michigan State University,Revenue Bonds, Ser. A) Non-recourse, Underlying Coupon Rate 5.25%	8.13	8/15/2054	10,000,000	[b,d,e]	10,988,531
				33,235,574
Minnesota - .7%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	3,000,000		3,020,935
Missouri - 3.9%
Missouri Housing Development Commission, Revenue Bonds (First Place HomeOwenership Loan) (Insured; GNMA, FNMA, FHLMC) Ser. A	4.60	11/1/2049	1,750,000		1,742,573
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	2,975,000		2,919,096
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2048	2,025,000		1,998,606
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial Intelligence)	5.13	6/1/2046	4,580,000		4,594,153

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
Missouri - 3.9% (continued)
Tender Option Bond Trust Receipts (Series 2023-XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%	3.96	12/1/2053	3,000,000	[b,d,e]	2,913,715
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	3,045,000		2,936,351
				17,104,494
Nebraska - .2%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000		963,408
Nevada - 1.5%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.25	6/15/2041	3,745,000		3,811,481
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	2,750,000		2,586,462
				6,397,943
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B	3.75	7/2/2040	1,000,000	[a,b]	835,122
New Jersey - 5.1%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,000,000		1,050,993
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,855,000		1,879,200
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	1,500,000		1,439,337
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,275,000		1,362,957
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2025	1,560,000		1,556,742
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	2,000,000		2,160,132
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	2,000,000		2,089,960
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	2,700,000		2,978,730
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. AA	5.25	6/15/2033	1,500,000		1,521,374
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate 5.25%	7.39	6/15/2040	3,250,000	[b,d,e]	3,309,573
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	2,970,000		2,998,225
				22,347,223

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
New York - 8.7%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2052	7,825,000	[f]	1,895,476
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	7,000,000	[b]	7,006,913
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		898,485
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,000,000		1,000,611
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	3,535,000		3,720,645
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,500,000		3,499,829
New York Transportation Development Corp., Revenue Bonds (LaGuradia Airport Terminal)	5.63	4/1/2040	1,000,000		1,088,118
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000		1,035,570
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A	4.75	11/1/2042	2,000,000	[b]	1,880,802
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%	3.58	11/15/2047	6,300,000	[b,d,e]	6,138,005
Tender Option Bond Trust Receipts (Series 2024-XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal one Project) (Insured; Assured Guaranty Municipal Corp.)) Recourse, Underlying Coupon Rate 5.25%	7.66	6/30/2060	3,730,000	[b,d,e]	3,907,570
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	3,000,000		2,891,186
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	1,165,000		1,051,544
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	2,150,000	[b]	2,144,312
				38,159,066
North Carolina - 3.1%
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Obligated Group) Ser. A	5.13	10/1/2054	1,250,000		1,289,980

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
North Carolina - 3.1% (continued)
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	2,300,000		1,858,687
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Pennybyrn at Maryfield)	5.00	10/1/2035	1,005,000		1,004,945
Tender Option Bond Trust Receipts (Series 2022-XF1352), (North Carolina State Medical Care Commission Health Care Facilities, Revenue Bonds (Novant Health Obligated Group) Ser. A) Non-recourse, Underlying Coupon Rate 4.00%	3.68	11/1/2052	10,000,000	[b,d,e]	9,480,067
				13,633,679
Ohio - 6.3%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	11,055,000		10,206,486
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/2031	3,955,000	[f]	2,995,318
Canal Winchester Local School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/2029	3,955,000	[f]	3,241,411
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	2,000,000		2,004,740
Franklin County Convention Facilities Authority, Revenue Bonds (GRTR Columbus Convention Center)	5.00	12/1/2044	1,250,000		1,245,203
Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	1,000,000		992,710
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper OH Project)	4.50	1/15/2048	2,250,000	[b]	2,233,808
Tender Option Bond Trust Receipts (Series 2024-XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.00%	7.12	6/1/2049	4,525,000	[b,d,e]	4,895,321
				27,814,997
Oklahoma - 1.3%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000		1,539,537
Tender Option Bond Trust Receipts (Series 2024-XM1163), (Oklahoma City Water Utilities Trust, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%	7.98	7/1/2064	3,600,000	[b,d,e]	3,995,280
				5,534,817

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
Oregon - .6%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,500,000		1,432,269
Yamhill County Hospital Authority, Revenue Bonds, Refunding (Friendsview Retirement Community) Ser. A	5.00	11/15/2046	1,250,000		1,040,676
				2,472,945
Pennsylvania - 5.8%
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2034	1,000,000		1,078,401
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,175,000		1,186,424
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	3,000,000		3,294,909
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2036	3,675,000		3,686,345
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,500,000		1,406,958
Philadelphia Airport, Revenue Bonds, Refunding (Private Activity)	5.00	7/1/2027	4,300,000		4,448,734
Tender Option Bond Trust Receipts (Series 2022-XF1525), (Pennsylvania Economic Development Financing Authority UPMC, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 4.00%	3.50	5/15/2053	4,000,000	[b,d,e]	3,767,861
Tender Option Bond Trust Receipts (Series 2023-XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%	8.74	9/1/2053	5,820,000	[b,d,e]	6,513,503
				25,383,135
Rhode Island - 1.4%
Tender Option Bond Trust Receipts (Series 2023-XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.13%	2.44	10/1/2048	6,000,000	[b,d,e]	6,021,132
South Carolina - 4.9%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		961,037
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Bon Secours Mercy Health)	4.00	12/1/2044	2,810,000		2,738,417

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
South Carolina - 4.9% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	3,000,000		2,716,946
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate 5.13%	5.87	12/1/2043	15,000,000	[b,d,e]	14,990,372
				21,406,772
South Dakota - 1.1%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Heath & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%	7.13	7/1/2046	4,720,000	[b,d,e]	4,782,936
Texas - 15.6%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)	5.00	6/15/2064	1,400,000	[b]	1,383,247
Arlington Higher Education Finance Corp., Revenue Bonds (Uplift Education) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	12/1/2053	1,500,000		1,465,200
Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy Project) Ser. A	5.25	1/1/2054	1,500,000	[b]	1,505,567
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		2,565,400
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) Ser. A	4.00	8/15/2047	3,100,000		2,856,920
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	4,500,000		4,558,164
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	5.75	8/15/2033	1,000,000		1,018,784
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	6,000,000		6,098,674
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,362,542
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000		948,556
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000		993,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
Texas - 15.6% (continued)
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	2,250,000		2,161,898
Fort Bend County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2054	2,500,000		2,427,500
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,000,000		923,219
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2050	6,500,000	[f]	1,815,638
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.50	7/1/2053	2,400,000		2,402,254
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2046	1,610,000		1,536,048
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,235,000		1,183,179
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,000,000	[b]	1,984,681
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	2,000,000		2,059,758
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Project)	5.00	11/15/2051	2,000,000		2,107,559
Tender Option Bond Trust Receipts (Series 2023-XM1125), (Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)) Non-recourse, Underlying Coupon Rate 4.00%	3.91	2/15/2053	7,500,000	[b,d,e]	7,177,322
Tender Option Bond Trust Receipts (Series 2024-XM1164), (Texas University System, Revenue Bonds, Refunding) Non-Recourse, Underlying Coupon Rate 5.25%	3.91	3/15/2054	4,000,000	[b,d,e]	4,405,035
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B	5.50	1/1/2034	4,000,000	[a]	4,470,204
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,300,000		1,307,900
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	5,000,000		5,106,234
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000		1,497,211
				68,322,302
U.S. Related - 1.4%
Guam Housing Corp., Revenue Bonds (Insured; Federal Home Loan Mortgage Corp.) Ser. A	5.75	9/1/2031	770,000		770,820
Puerto Rico, GO, Ser. A	0.00	7/1/2033	381,733	[f]	255,239

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 145.3% (continued)
U.S. Related - 1.4% (continued)
Puerto Rico, GO, Ser. A	0.00	7/1/2024	48,128	[f]	48,128
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	296,629		297,743
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	311,133		291,027
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	323,574		293,965
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	266,630		262,432
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	228,839		220,950
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	330,362		333,222
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,356,059		2,530,220
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	327,370		341,836
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	312,813		347,966
				5,993,548
Utah - .8%
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,190,000		1,211,796
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,345,000		2,389,113
				3,600,909
Virginia - 4.3%
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate 5.50%	8.71	7/1/2057	7,500,000	[b,d,e]	8,103,251
Virginia Housing Development Authority, Revenue Bonds, Ser. A	4.80	9/1/2059	4,900,000		4,977,385
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,620,000		4,675,053
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.13	7/1/2058	1,250,000		1,207,589
				18,963,278
Washington - .6%
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	3,200,000	[b]	2,667,292
Wisconsin - 4.3%
Public Finance Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. A	5.00	11/15/2041	1,000,000		1,042,569
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000		1,583,417
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	2,500,000		2,704,732

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 145.3% (continued)
Wisconsin - 4.3% (continued)
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	2,035,000	2,220,756
Public Finance Authority, Revenue Bonds (Roseman University of Health Sciences)	5.00	4/1/2030	45,000	[b,g] 49,349
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)	5.00	10/1/2053	2,015,000	[b] 1,885,762
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods at Marylhurst Project)	5.25	5/15/2047	750,000	[b] 734,311
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	4,875,000	5,327,595
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,250,000	1,356,485
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	2,000,000	1,762,227
				18,667,203
Total Investments (cost $637,170,335)			145.3%	637,467,049
Liabilities, Less Cash and Receivables			(45.3%)	(198,777,162)
Net Assets Applicable to Common Stockholders			100.0%	438,689,887

GO—General Obligation

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $241,211,544 or 54.98% of net assets.

c Non-income producing—security in default.

d The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	637,467,049	-	637,467,049
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	-	(126,330,000)	-	(126,330,000)
VMTP Shares††	-	(78,900,000)	-	(78,900,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At June 30, 2024, accumulated net unrealized appreciation on investments was $296,714, consisting of $17,916,793 gross unrealized appreciation and $17,620,079 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.